NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 30, 2012
Accounting Policies [Abstract]
FDIC Insured Amount		$ 250,000	$ 100,000
Cash, Uninsured	$ 26,000	$ 637,000
Preferred Stock, Shares Outstanding	250,000	250,000
Preferred Stock Convertible Into Common Shares, Common Shares	2,500,000